WARRANTY OBLIGATIONS AND OTHER GUARANTEES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
WARRANTY OBLIGATIONS AND OTHER GUARANTEES
Standard product warranty term, minimum	1 year
Standard product warranty term, maximum	2 years
Limited warranty services term, minimum	2 years
Warranty expirations recorded as a reduction of cost of net sales	$ 300,000	$ 1,400,000
Activity related to warranty obligations
Balance at the beginning of the period	4,660,000	7,734,000	16,150,000
Accruals for warranties issued during the period (benifit from expirations), net	2,039,000	(191,000)	(3,103,000)
Warranty reserve derecognized upon IPTV divestiture	(2,507,000)
Settlements made during the period	(2,863,000)	(2,883,000)	(5,313,000)
Balance at the end of the period	$ 1,329,000	$ 4,660,000	$ 7,734,000